Fair Value Measurements - Schedule of Inputs into the Monte Carlo Simulation for the Warrant Liabilities and Convertible Promissory Note (Details) - Monte Carlo [Member]	Sep. 30, 2024	Dec. 31, 2023
Risk-free interest rate [Member]
Input
Warrant liabilities measurement inputs	3.95	5.06
Convertible promissory note measurement inputs	4.44	5.48
Expected term (years) [Member]
Input
Warrant liabilities measurement inputs	1 year 1 month 6 days	8 months 15 days
Convertible promissory note measurement inputs	0.46	0.19
Expected volatility [Member]
Input
Warrant liabilities measurement inputs
Convertible promissory note measurement inputs
Exercise price [Member]
Input
Warrant liabilities measurement inputs	11.5	11.5
Convertible promissory note measurement inputs	11.5	11.5
Fair value of Common Stock [Member]
Input
Warrant liabilities measurement inputs	11.7	11.16
Convertible promissory note measurement inputs	11.7	11.16